ACCOUNT RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2022
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE	Account receivables consist of the following:
	December 31,
	2022	2021

Account receivables	$1,104,187	$689,622
Less: allowance for expected credit loss	(35,900)	(8,173)
	$1,068,287	$681,449

SCHEDULE OF ALLOWANCES FOR EXPECTED CREDIT LOSS

The movement of allowances for expected credit loss is as follow:

	December 31,
	2022	2021

Balance at beginning of the year	$(8,173)	$(3,062)
Provision	(27,619)	(5,146)
Exchange adjustment	(108)	35
Ending balance	$(35,900)	$(8,173)